SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares
Disclosure of classes of share capital [abstract]
Number of shares issued	49,467,877	49,467,877	44,035,569	44,035,569
Number of shares outstanding	49,467,877	49,467,877	44,035,569	44,035,569
Number of shares issued in ATM		752,296		3,148,765
ATM average share price | $ / shares		$ 6.07		$ 8.95
ATM gross proceeds | $		$ 4,600,000		$ 28,200,000
Aggregate commissions paid or payable to agents and other share issue costs | $		100,000
ATM aggregate commissions paid or payable to agents and other share issue costs | $		400,000		1,500,000
Proceeds from ATM, net of share issue costs | $		$ 4,075,520		$ 26,660,317
Issuance of committed shares (shares)				401,875
Acquisition of royalty and other interests (shares)		4,168,056
Conversion on loan payable (shares)				505,050
Number of shares issued during period for vesting of RSU and exercise of stock options		511,956		240,832
Percentage of maximum number of shares reserved for issuance under stock option plan		10.00%
Stock options exercised on a net exercise basis		282,250
Number of common shares issued for exercise		183,170
Stock options granted | Share		605,000		500,000
Weighted average exercise price, Granted | $ / shares	$ 5.98		$ 11.73
Fair value at measurement date, share options granted | $	$ 1,215,454	$ 1,215,454	$ 2,342,178	$ 2,342,178
Weighted average fair value per option granted | $	$ 2.01	2.01	$ 4.68	4.68
Share-based payments expense | $		$ 1,524,260		$ 2,952,843
Percentage of maximum number of shares reserved for issuance under RSU plan		10.00%
Weighted average remaining life of stock options outstanding		2 years 6 months		2 years 6 months 18 days
Share-based payments expense vesting terms of RSUs granted | $		$ 1,356,310		$ 2,371,425